                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE STRATEGIC VALUE FUND

The following information supplements certain information contained in the fund's Common Class Prospectus and Statement of Additional Information.

     Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Co-Portfolio Manager of the fund.

Dated: October 24, 2002                                            WPUSL-16-1002

                 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE STRATEGIC VALUE FUND

The following information supplements certain information contained in the fund's Advisor Class Prospectus and Statement of Additional Information.

     Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Co-Portfolio Manager of the fund.

Dated: October 24, 2002                                            ADGRI-16-1002

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE STRATEGIC VALUE FUND

The following information supplements certain information contained in the fund's Prospectus and Statement of Additional Information.

     Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Co-Portfolio Manager of the fund.

Dated: October 24, 2002                                            CSSVL-16-1002